Shareholders' Equity (Details)	Jan. 13, 2022 USD ($) $ / shares shares	Aug. 12, 2021 USD ($)	Aug. 12, 2021 JPY (¥)	Jun. 22, 2021 shares	Feb. 12, 2021 shares	Feb. 05, 2021 shares	Oct. 15, 2014 shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2023 JPY (¥) shares	Mar. 31, 2023 USD ($) shares	Aug. 18, 2021 shares	Dec. 25, 2020 USD ($) shares	Dec. 25, 2020 JPY (¥) shares	Nov. 10, 2020 shares	Oct. 22, 2020 shares	Mar. 31, 2020 shares	Mar. 30, 2017 USD ($) shares	Mar. 30, 2017 JPY (¥) shares	Jul. 30, 2016 USD ($) shares	Jul. 30, 2016 JPY (¥) shares	Apr. 25, 2011 USD ($) shares	Apr. 25, 2011 JPY (¥) shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized								100,000,000	100,000,000	100,000,000
Ordinary shares issued								36,250,054	36,250,054	36,250,054
Cash								$ 85,060	¥ 10,000,000
Ordinary shares, description											Ordinary Shares at a ratio of 294-for-1 share, which became effective on the same day.
Share issued	6,250,000
Public offering price per ADS (in Dollars per share) | $ / shares	$ 4
ADS issued shares	250,000
Over-allotment shares (in Dollars) | $	$ 25,000,000
Total restricted net assets (in Dollars) | $								$ 23,773,242		$ 23,773,242
Ordinary shares issued
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized															10,000	300,000
Ordinary shares authorized															300,000
Ordinary shares issued															8,101
Ordinary shares issued and outstanding																90,910
Minimum [Member] | Ordinary shares issued
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized											300,000
Maximum [Member] | Ordinary shares issued
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized											100,000,000
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Over-allotment shares (in Dollars) | $	$ 21,400,000
Ordinary shares issued
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized								1,000	1,000
Ordinary shares issued								1,000	1,000						72,909
Mr. Yingjia Yang [Member] | Ordinary shares issued
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued																	490	490
Grand Elec-Tech Limited [Member] | Ordinary shares issued
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued														9,090
Issuance ordinary shares					9,090	9,090
Shares issued				9,090
Grand Elec-Tech Limited [Member] | Series of Individually Immaterial Asset Acquisitions [Member]
Shareholders' Equity (Details) [Line Items]
Contribute price		$ 1,900,000	¥ 200,007,270
Mr. Mei Kanayama [Member]
Shareholders' Equity (Details) [Line Items]
Cash																	$ 396,327	¥ 44,100,000	$ 195,960	¥ 20,000,000	$ 248,640	¥ 20,000,000
Mr. Mei Kanayama [Member] | Ordinary shares issued
Shareholders' Equity (Details) [Line Items]
Ordinary shares authorized																					10,000	10,000
Ordinary shares issued																	4,410	4,410	2,000	2,000	2,000	2,000
Mr. Mei Kanayama [Member] | Mr. Yingjia Yang [Member]
Shareholders' Equity (Details) [Line Items]
Shares transferred							500
Mr. Yingjia Yang [Member]
Shareholders' Equity (Details) [Line Items]
Cash																	$ 44,036	¥ 4,900,000
SHUR Co., Ltd [Member]
Shareholders' Equity (Details) [Line Items]
Cash												$ 1,446,012	¥ 150,001,254
SHUR Co., Ltd [Member] | Ordinary shares issued
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued												2,041	2,041